Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.7% of Net Assets
	Aerospace & Defense — 4.8%
2,924	Axon Enterprise, Inc.(a)	$1,737,792
32,688	BWX Technologies, Inc.	3,641,116
41,915	Hexcel Corp.	2,628,070
29,158	Loar Holdings, Inc.(a)	2,155,068
57,042	Standardaero, Inc.(a)	1,412,360
		11,574,406
	Banks — 1.4%
48,060	Axos Financial, Inc.(a)	3,356,991
	Biotechnology — 8.2%
84,188	Alkermes PLC(a)	2,421,247
19,483	Ascendis Pharma AS, ADR(a)	2,682,225
58,628	Insmed, Inc.(a)	4,047,677
28,241	Natera, Inc.(a)	4,470,550
260,876	Roivant Sciences Ltd.(a)	3,086,163
3,374	United Therapeutics Corp.(a)	1,190,482
44,753	Veracyte, Inc.(a)	1,772,219
		19,670,563
	Broadline Retail — 1.3%
29,180	Ollie's Bargain Outlet Holdings, Inc.(a)	3,201,921
	Building Products — 1.2%
63,521	AZEK Co., Inc.(a)	3,015,342
	Capital Markets — 5.0%
27,415	Hamilton Lane, Inc., Class A	4,058,791
48,787	Jefferies Financial Group, Inc.	3,824,901
71,475	StepStone Group, Inc., Class A	4,136,973
		12,020,665
	Commercial Services & Supplies — 2.4%
22,857	Casella Waste Systems, Inc., Class A(a)	2,418,499
86,132	Tetra Tech, Inc.	3,431,499
		5,849,998
	Communications Equipment — 1.7%
46,965	Ciena Corp.(a)	3,983,102
	Construction Materials — 1.9%
44,999	Knife River Corp.(a)	4,573,698
	Consumer Staples Distribution & Retail — 3.9%
37,916	BJ's Wholesale Club Holdings, Inc.(a)	3,387,794
9,607	Casey's General Stores, Inc.	3,806,582
26,164	Performance Food Group Co.(a)	2,212,166
		9,406,542
	Diversified Consumer Services — 2.8%
28,956	Bright Horizons Family Solutions, Inc.(a)	3,209,773
194,428	Laureate Education, Inc.(a)	3,556,088
		6,765,861
	Electrical Equipment — 1.4%
21,338	Generac Holdings, Inc.(a)	3,308,457
	Electronic Equipment, Instruments & Components — 2.9%
29,403	Advanced Energy Industries, Inc.	3,399,869
50,830	Trimble, Inc.(a)	3,591,648
		6,991,517
	Energy Equipment & Services — 1.6%
70,380	ChampionX Corp.	1,913,632
140,626	NOV, Inc.	2,053,140
		3,966,772
	Financial Services — 1.8%
15,752	Euronet Worldwide, Inc.(a)	1,619,935
15,618	WEX, Inc.(a)	2,738,148
		4,358,083
Shares	Description	Value (†)
	Food Products — 1.5%
24,600	Freshpet, Inc.(a)	$3,643,506
	Health Care Equipment & Supplies — 8.0%
27,571	Glaukos Corp.(a)	4,133,996
27,281	Integer Holdings Corp.(a)	3,615,278
41,938	Merit Medical Systems, Inc.(a)	4,056,243
13,361	Penumbra, Inc.(a)	3,172,970
51,545	PROCEPT BioRobotics Corp.(a)	4,150,404
		19,128,891
	Health Care Providers & Services — 2.9%
40,240	HealthEquity, Inc.(a)	3,861,028
154,971	Privia Health Group, Inc.(a)	3,029,683
		6,890,711
	Health Care Technology — 0.7%
31,185	Doximity, Inc., Class A(a)	1,664,967
	Hotels, Restaurants & Leisure — 5.6%
22,410	Churchill Downs, Inc.	2,992,631
196,394	Genius Sports Ltd.(a)	1,698,808
136,515	Life Time Group Holdings, Inc.(a)	3,019,712
20,939	Light & Wonder, Inc.(a)	1,808,711
21,561	Texas Roadhouse, Inc.	3,890,251
		13,410,113
	Household Durables — 0.7%
18,500	Champion Homes, Inc.(a)	1,629,850
	Insurance — 1.8%
4,066	Kinsale Capital Group, Inc.	1,891,219
11,127	Reinsurance Group of America, Inc.	2,377,061
		4,268,280
	IT Services — 1.8%
19,952	Wix.com Ltd.(a)	4,280,702
	Machinery — 4.8%
19,170	Esab Corp.	2,299,250
44,842	Flowserve Corp.	2,579,312
23,080	ITT, Inc.	3,297,670
11,127	RBC Bearings, Inc.(a)	3,328,531
		11,504,763
	Metals & Mining — 1.4%
59,231	ATI, Inc.(a)	3,260,074
	Oil, Gas & Consumable Fuels — 2.3%
122,127	Magnolia Oil & Gas Corp., Class A	2,855,329
48,194	Matador Resources Co.	2,711,395
		5,566,724
	Professional Services — 2.6%
62,538	ExlService Holdings, Inc.(a)	2,775,436
21,029	KBR, Inc.	1,218,210
25,292	Parsons Corp.(a)	2,333,187
		6,326,833
	Real Estate Management & Development — 0.9%
15,998	Colliers International Group, Inc.	2,175,248
	Semiconductors & Semiconductor Equipment — 4.6%
95,404	Allegro MicroSystems, Inc.(a)	2,085,531
19,014	MKS Instruments, Inc.	1,984,872
13,696	Nova Ltd.(a)	2,697,427
37,603	Power Integrations, Inc.	2,320,105
16,668	Silicon Laboratories, Inc.(a)	2,070,499
		11,158,434
	Software — 11.8%
94,779	Alkami Technology, Inc.(a)	3,476,494
96,454	Cellebrite DI Ltd.(a)	2,124,882
141,476	Clearwater Analytics Holdings, Inc., Class A(a)	3,893,420

Shares	Description	Value (†)
	Software — continued
15,729	CyberArk Software Ltd.(a)	$5,240,116
14,903	Guidewire Software, Inc.(a)	2,512,348
59,499	nCino, Inc.(a)	1,997,976
10,591	SPS Commerce, Inc.(a)	1,948,638
5,295	Tyler Technologies, Inc.(a)	3,053,309
37,313	Workiva, Inc.(a)	4,085,773
		28,332,956
	Textiles, Apparel & Luxury Goods — 2.2%
21,360	Columbia Sportswear Co.	1,792,745
53,601	Skechers USA, Inc., Class A(a)	3,604,131
		5,396,876
	Trading Companies & Distributors — 1.8%
13,752	FTAI Aviation Ltd.	1,980,838
17,874	SiteOne Landscape Supply, Inc.(a)	2,355,257
		4,336,095
	Total Common Stocks (Identified Cost $203,795,268)	235,018,941

Principal Amount	Description	Value (†)
Short-Term Investments — 2.4%
$5,676,287	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $5,677,075 on 1/02/2025 collateralized by $5,718,200 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $5,789,989 including accrued interest(b) (Identified Cost $5,676,287)	$5,676,287
	Total Investments — 100.1% (Identified Cost $209,471,555)	240,695,228
	Other assets less liabilities — (0.1)%	(252,340)
	Net Assets — 100.0%	$240,442,888

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$235,018,941	$ —	$ —	$235,018,941
Short-Term Investments	—	5,676,287	—	5,676,287
Total Investments	$235,018,941	$5,676,287	$—	$240,695,228

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2024 (Unaudited)
Software	11.8%
Biotechnology	8.2
Health Care Equipment & Supplies	8.0
Hotels, Restaurants & Leisure	5.6
Capital Markets	5.0
Aerospace & Defense	4.8
Machinery	4.8
Semiconductors & Semiconductor Equipment	4.6
Consumer Staples Distribution & Retail	3.9
Electronic Equipment, Instruments & Components	2.9
Health Care Providers & Services	2.9
Diversified Consumer Services	2.8
Professional Services	2.6
Commercial Services & Supplies	2.4
Oil, Gas & Consumable Fuels	2.3
Textiles, Apparel & Luxury Goods	2.2
Other Investments, less than 2% each	22.9
Short-Term Investments	2.4
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%